Annual Total Returns[BarChart] - Invesco SP 500 Quality ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.20%	14.62%	32.05%	16.09%	1.67%	14.17%	19.13%	(6.98%)	33.68%	17.42%